Quarterly Holdings Report
for
Fidelity® Disruptive Automation ETF
August 31, 2026
DRA-NPRT1-1026
1.9907223.103
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 1.1%
Industrials - 1.1%
Machinery - 1.1%
ATS Corp (a)	125,870	2,426,672
CHINA - 7.1%
Consumer Discretionary - 1.7%
Automobile Components - 0.4%
Hesai Group ADR (a)(b)	60,307	972,149
Automobiles - 1.3%
BYD Co Ltd H Shares	248,114	2,760,181
TOTAL CONSUMER DISCRETIONARY		3,732,330
Industrials - 4.9%
Machinery - 4.9%
Airtac International Group	119,941	5,390,990
Estun Automation Co Ltd A Shares (China) (a)	335,872	1,582,456
Shenzhen Inovance Technology Co Ltd A Shares (China)	404,644	3,725,633
TOTAL INDUSTRIALS		10,699,079
Information Technology - 0.5%
Software - 0.5%
Pony AI Inc ADR (a)	147,047	1,042,563
TOTAL CHINA		15,473,972
FRANCE - 1.9%
Information Technology - 1.9%
Software - 1.9%
Dassault Systemes SE	152,123	4,035,793
GERMANY - 3.8%
Industrials - 3.3%
Industrial Conglomerates - 3.3%
Siemens AG	21,919	7,271,380
Information Technology - 0.5%
Software - 0.5%
Nemetschek SE	13,642	1,113,964
TOTAL GERMANY		8,385,344
JAPAN - 18.6%
Industrials - 15.8%
Machinery - 13.8%
Daifuku Co Ltd	159,864	5,808,142
FANUC Corp	88,719	3,362,714
Komatsu Ltd	86,301	4,018,196
MISUMI Group Inc	206,377	4,857,449
SMC Corp	11,760	5,205,318
THK Co Ltd	162,400	6,744,048
		29,995,867
Professional Services - 2.0%
Recruit Holdings Co Ltd	39,081	4,456,090
TOTAL INDUSTRIALS		34,451,957
Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 2.8%
Keyence Corp	11,495	6,019,854
TOTAL JAPAN		40,471,811
SWEDEN - 5.0%
Industrials - 3.4%
Machinery - 3.4%
Epiroc AB A Shares	119,609	3,304,416
Sandvik AB	101,126	4,058,703
TOTAL INDUSTRIALS		7,363,119
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Hexagon AB B Shares	348,995	3,645,670
TOTAL SWEDEN		11,008,789
SWITZERLAND - 1.3%
Industrials - 1.3%
Machinery - 1.3%
Kardex Holding AG	8,655	2,767,758
TAIWAN - 8.1%
Industrials - 1.6%
Machinery - 1.6%
Hiwin Technologies Corp	309,693	3,418,892
Information Technology - 6.5%
Semiconductors & Semiconductor Equipment - 6.5%
Taiwan Semiconductor Manufacturing Co Ltd	187,162	14,197,723
TOTAL TAIWAN		17,616,615
UNITED KINGDOM - 2.1%
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 2.1%
Renishaw PLC	65,643	4,540,707
UNITED STATES - 50.1%
Communication Services - 2.8%
Interactive Media & Services - 2.8%
Alphabet Inc Class C	18,160	6,091,046
Consumer Discretionary - 3.7%
Automobiles - 1.6%
Tesla Inc (a)	9,206	3,387,348
Broadline Retail - 2.1%
Amazon.com Inc (a)	17,822	4,629,621
TOTAL CONSUMER DISCRETIONARY		8,016,969
Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
Intuitive Surgical Inc (a)	4,160	1,567,738
Industrials - 21.6%
Aerospace & Defense - 6.3%
Axon Enterprise Inc (a)	16,598	9,403,763
Beta Technologies Inc Class A (a)(b)	111,300	2,237,130
Rocket Lab Corp (a)	32,170	2,056,306
		13,697,199
Electrical Equipment - 5.8%
AMETEK Inc	14,449	3,397,971
Emerson Electric Co	36,105	5,503,846
Rockwell Automation Inc	8,725	3,703,152
		12,604,969
Ground Transportation - 1.8%
Uber Technologies Inc (a)	52,525	3,973,516
Machinery - 7.7%
Caterpillar Inc	4,265	3,401,210
Deere & Co	17,260	11,303,747
Symbotic Inc Class A (a)(b)	53,569	2,125,082
		16,830,039
TOTAL INDUSTRIALS		47,105,723
Information Technology - 21.3%
Electronic Equipment, Instruments & Components - 1.0%
Teledyne Technologies Inc (a)	3,531	2,164,326
Semiconductors & Semiconductor Equipment - 10.3%
NVIDIA Corp	47,746	10,541,362
Teradyne Inc	34,391	12,031,004
		22,572,366
Software - 10.0%
Autodesk Inc (a)	8,015	2,072,118
Manhattan Associates Inc (a)	8,247	1,840,648
Microsoft Corp	4,875	2,473,039
Octave Intelligence PLC Class B	34,897	697,939
Palantir Technologies Inc Class A (a)	43,902	8,182,455
PTC Inc (a)	22,489	3,502,437
Synopsys Inc (a)	6,730	2,958,441
		21,727,077
TOTAL INFORMATION TECHNOLOGY		46,463,769
TOTAL UNITED STATES		109,245,245
TOTAL COMMON STOCKS (Cost $151,680,623)		215,972,706

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	1,759,872	1,760,224
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	83,842	83,850
TOTAL MONEY MARKET FUNDS (Cost $1,844,074)			1,844,074

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $153,524,697)	217,816,780
NET OTHER ASSETS (LIABILITIES) - 0.1%	279,850
NET ASSETS - 100.0%	218,096,630

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,483,185.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,164,496	1,672,544	2,076,816	23,478	-	-	1,760,224	1,759,872
Fidelity Securities Lending Cash Central Fund	-	5,873,763	5,789,913	6,840	-	-	83,850	83,842
	2,164,496	7,546,307	7,866,729	30,318	-	-	1,844,074

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.